Covid-19 Update (Details Narrative)		3 Months Ended		6 Months Ended		12 Months Ended
	Aug. 05, 2020	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Concentration risk percentage		100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Customers [Member]
Concentration risk percentage				70.00%
Customers [Member] | Subsequent Event [Member]
Concentration risk percentage	35.00%